Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Industrials Portfolio

May 31, 2020

CYC-QTLY-0720
1.802164.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Aerospace & Defense - 9.0%
Aerospace & Defense - 9.0%
HEICO Corp.	8,600	$866,536
HEICO Corp. Class A	68,998	5,792,382
Lockheed Martin Corp.	14,006	5,440,491
Northrop Grumman Corp.	27,299	9,150,625
Parsons Corp.	108,000	4,391,280
Teledyne Technologies, Inc. (a)	18,603	6,959,754
TransDigm Group, Inc.	20,337	8,639,564
		41,240,632
Air Freight & Logistics - 6.2%
Air Freight & Logistics - 6.2%
Air Transport Services Group, Inc. (a)	10,000	215,400
C.H. Robinson Worldwide, Inc.	47,900	3,886,127
XPO Logistics, Inc. (a)	311,025	24,511,880
		28,613,407
Building Products - 5.5%
Building Products - 5.5%
Fortune Brands Home & Security, Inc.	98,200	5,986,272
Masco Corp.	127,500	5,947,875
Trane Technologies PLC	64,565	5,824,409
Trex Co., Inc. (a)	64,100	7,699,692
		25,458,248
Commercial Services & Supplies - 1.1%
Diversified Support Services - 1.1%
Cintas Corp.	19,800	4,909,608
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
AECOM (a)	24,800	961,496
Electrical Equipment - 15.6%
Electrical Components & Equipment - 15.6%
AMETEK, Inc.	322,020	29,532,454
Regal Beloit Corp.	158,751	12,627,055
Rockwell Automation, Inc.	68,300	14,763,728
Vertiv Holdings Co. (a)(b)	1,106,200	14,081,926
Vertiv Holdings LLC (c)	61,271	779,980
		71,785,143
Industrial Conglomerates - 13.5%
Industrial Conglomerates - 13.5%
General Electric Co.	123,837	813,609
Honeywell International, Inc.	128,598	18,756,018
Roper Technologies, Inc.	108,468	42,714,698
		62,284,325
Machinery - 26.1%
Construction Machinery & Heavy Trucks - 2.3%
Oshkosh Corp.	150,500	10,808,910
Industrial Machinery - 23.8%
Colfax Corp. (a)(b)	677,100	18,999,426
Fortive Corp.	421,500	25,703,070
Gardner Denver Holdings, Inc. (a)	155,700	4,390,740
IDEX Corp.	47,607	7,587,128
Illinois Tool Works, Inc.	59,700	10,295,862
ITT, Inc.	23,545	1,358,547
Nordson Corp.	125,400	23,619,090
Otis Worldwide Corp.	80,100	4,217,265
Pentair PLC	67,500	2,641,950
Stanley Black & Decker, Inc.	83,800	10,512,710
		109,325,788

TOTAL MACHINERY		120,134,698

Professional Services - 3.8%
Human Resource & Employment Services - 1.3%
TriNet Group, Inc. (a)	117,181	6,296,135
Research & Consulting Services - 2.5%
Clarivate Analytics PLC (a)	82,900	1,897,581
CoStar Group, Inc. (a)	6,300	4,137,840
Equifax, Inc.	34,759	5,337,592
		11,373,013

TOTAL PROFESSIONAL SERVICES		17,669,148

Road & Rail - 17.7%
Railroads - 10.8%
CSX Corp.	151,305	10,830,412
Kansas City Southern	39,866	6,000,630
Norfolk Southern Corp.	46,709	8,327,748
Union Pacific Corp.	144,821	24,599,295
		49,758,085
Trucking - 6.9%
Knight-Swift Transportation Holdings, Inc. Class A (b)	183,507	7,635,726
Landstar System, Inc.	22,300	2,592,598
Marten Transport Ltd.	44,235	1,131,974
Old Dominion Freight Lines, Inc.	36,859	6,306,206
Saia, Inc. (a)	38,755	4,202,592
Schneider National, Inc. Class B	134,054	3,240,085
Werner Enterprises, Inc. (b)	137,500	6,355,250
		31,464,431

TOTAL ROAD & RAIL		81,222,516

Trading Companies & Distributors - 0.6%
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	30,366	962,906
United Rentals, Inc. (a)	12,700	1,763,903
		2,726,809
TOTAL COMMON STOCKS
(Cost $363,591,433)		457,006,030

Money Market Funds - 4.4%
Fidelity Cash Central Fund 0.11% (d)	3,016,077	3,016,680
Fidelity Securities Lending Cash Central Fund 0.10% (d)(e)	17,084,504	17,086,213
TOTAL MONEY MARKET FUNDS
(Cost $20,102,893)		20,102,893
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $383,694,326)		477,108,923
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(17,120,552)
NET ASSETS - 100%		$459,988,371

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $779,980 or 0.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$629
Fidelity Securities Lending Cash Central Fund	5,689
Total	$6,318

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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